Supplement dated March 15, 2022, to the Prospectuses and Summary Prospectus
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CG (5/20) / May 1, 2020	S-6471 R (4/13) / April 29, 2013
RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity / RiverSource® Retirement Advisor Access Variable Annuity	S-6503 CG (5/20) / May 1, 2020	S-6504 CG (5/20) / May 1, 2020
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource ® Retirement Advisor Select Plus Variable Annuity	S-6273 CG (5/20) / May 1, 2020	S-6362 CG (5/20) / May 1, 2020
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	6407 K (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CG (5/20) / May 1, 2020	S-6410 N (4/13) / April 29, 2013
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CG (5/20) / May 1, 2020	S-6725 CG (5/20) / May 1, 2020
RiverSource ® RAVA 5 ChoiceSM Variable Annuity	S-6710 CG (5/20) / May 1, 2020	S-6715 CG (5/20) / May 1, 2020
RiverSource ® RAVA 5 Advantage® Variable Annuity / RiverSource® RAVA 5 Select® Variable Annuity / RiverSource RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CG (5/20) / May 1, 2020	140464 CG (5/20) / May 1, 2020
RiverSource ® RAVA 5 Advantage® Variable Annuity / RiverSource® RAVA 5 Select® Variable Annuity / RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CG (5/20) / May 1, 2020	S-6517 CG (5/20) / May 1, 2020

Supplement dated March 15, 2022, to the Prospectuses and Summary Prospectus
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019) / RiverSource® RAVA 5 Select® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to Sept. 18, 2017) / RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CG (5/20) / May 1, 2020	S-6595 CG (5/20) / May 1, 2020
RiverSource ® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	S-6735 CG (6/20) / June 22, 2020	S-6740 CG (6/20) / June 22, 2020
RiverSource ® Retirement Group Annuity Contract I	S-6611 CG (5/20) / May 1, 2020
RiverSource ® Retirement Group Annuity Contract II	S-6612 CG (5/20) / May 1, 2020
RiverSource ® Endeavor Select Variable Annuity	273417 CG (5/20) / May 1, 2020	273480 R (4/13) / April 29, 2013
RiverSource ® Builder Select Variable Annuity	45303 CG (5/20)
RiverSource ® AccessChoice Select Variable Annuity	273416 CG (5/20) / May 1, 2020
RiverSource ® Innovations Classic Select Variable Annuity	45312 CG (5/20) / May 1, 2020
RiverSource ® Innovations Select Variable Annuity	45304 CG (5/20) / May 1, 2020	45313 V (4/13) / April 29, 2013
RiverSource ® Signature One Select Variable Annuity	45301 CG (5/20) / May 1, 2020
RiverSource ® Signature Select Variable Annuity	45300 CG (5/20) / May 1, 2020
RiverSource ® FlexChoice Select Variable Annuity	45307 CG (5/20) / May 1, 2020	274320 J (4/13) April 29, 2013
RiverSource ® Single Premium Variable Life insurance Policy	S-6190 B (6/88) / April 29, 1988
RiverSource ® Single premium Variable Life Insurance	S-6199 K (5/08) / May 1, 2008
RiverSource ® Variable Universal Life Insurance III	S-6189 CG (5/20) / May 1, 2020	S-6211 W (5/08) / May 1, 2008
RiverSource ® Variable Universal Life Insurance	S-6194 CG (5/20) / May 1, 2020	S-6171 CF (4/19) / April 29, 2019

Supplement dated March 15, 2022, to the Prospectuses and Summary Prospectus
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Variable second-To-Die Life Insurance	S-6196 W (5/08) May 1, 2008	S-6185 R (5/08) / May 1, 2008
RiverSource Succession Select® Variable Life Insurance	S-6202 CF (4/19) / April 29, 2019	S-6203 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CG (5/20) / May 1, 2020	S-6419 CF (4/19) / April 30, 2019
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life 5 – Estate Series	S-6542 CG (5/20) / May 1, 2020	S-6543 CG (4/19) / April 30, 2019
RiverSource ® Variable Universal Life 6 Insurance	S-6700 CG (5/20) / May 1, 2020	S-6705 CG (5/20) / May 1, 2020
RiverSource ® Survivorship Variable Universal Life Insurance	S-6765 CJ (12/21) / Dec. 29, 2021
The information in this supplement updates and amends certain information contained in your current variable annuity and variable life insurance product prospectus listed above. Please retain this supplement with your latest printed prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
Effective on or about March 15, 2022, the Morgan Stanley VIF Discovery Portfolio will recommence offering Class I and Class II shares.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6700-7 A (03/22)
3